General and Administrative Expense (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
General and Administrative Expense [Abstract]
Professional Fees		$ 30,782	$ 45,655	$ 50,284
Foreclose and OREO Expense		34,051	54,385	35,306
FDIC Premium Assessment and Other Agency Fees		34,857	39,183	29,032
Advertising and Marketing Expense		29,201	36,016	17,667
Other Credit Related Expense		15,792	29,490	47,544
Portfolio Expense		12,722	14,744	8,889
Consent Order Expense		72,339	24,657	7,006
Loan Origination Expense, Net of Deferred Cost		4,291	9,274	3,911
Write Down of Tygris Indemnification Asset		0	0	8,680
Loss on Early Extinguishment of Debt	36,031
Other Expenses		51,460	53,973	43,198
General and Administrative Expense		$ 285,495	$ 307,377	$ 251,517